Components of Income Before Income Tax Provision (Benefit) for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Domestic	$ 196	$ 4,735
Foreign	826	1,368
Income before income taxes	$ 1,022	$ 6,103